Note 11 - Related party balances and transactions: Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue - related party	$ 4,849	$ 39,342	$ 319,546
Cost of revenue - related party	7,059	25,291	273,122
Lease income - related party	17,224	19,762	19,126
Origination of Notes Receivable from Related Parties	2,673,715	301,949	677,765
Borrowings from related parties	765,040	178,860	1,587,015
Tungray (Kunshan) Industrial Automation Co., Ltd
Origination of Notes Receivable from Related Parties	568,187	0	0
Fdt Qingdao Intellectual Technology Co. Ltd
Origination of Notes Receivable from Related Parties	2,062,629	230,513	575,836
Borrowings from related parties	142,998	39,889
Kunshan Tungray Intelligent Technology Co., Ltd.
Borrowings from related parties	0		1,551,409
Qingdao Tungray Biology Technology Co., Ltd.
Origination of Notes Receivable from Related Parties	0	21,516	23,880
Jingan Tang
Borrowings from related parties	622,042	138,971	31,055
Shanghai Tongrui Investment Management Co., Ltd.
Origination of Notes Receivable from Related Parties	42,899	0	78,049
Liling Du
Origination of Notes Receivable from Related Parties	0	49,920	0
Demin Han
Borrowings from related parties	0		1,708
Lei Yao
Borrowings from related parties	0		2,843
Revenue | Tungray (Kunshan) Industrial Automation Co., Ltd
Revenue - related party	207	8,581	231,209
Revenue | Tungray (Kunshan) Robot Intelligent Technology Co., Ltd
Revenue - related party		0	26,245
Revenue | Fdt Qingdao Intellectual Technology Co. Ltd
Revenue - related party	4,642	30,761	4,602
Revenue | Kunshan Tungray Intelligent Technology Co., Ltd.
Revenue - related party		0	57,490
Revenue | Kunshan Tongri Intelligent Manufacturing Technology Research Institute Co., Ltd
Revenue - related party	4,849	39,342	319,546
Cost Of Revenue
Cost of revenue - related party	37,945	25,291	961,525
Cost Of Revenue | Tungray (Kunshan) Industrial Automation Co., Ltd
Cost of revenue - related party	240	12,993	0
Cost Of Revenue | Fdt Qingdao Intellectual Technology Co. Ltd
Cost of revenue - related party	21,450	12,298	961,525
Cost Of Revenue | Kunshan Tungray Intelligent Technology Co., Ltd.
Cost of revenue - related party	16,255	0	0
Cost Of Revenue | Qingdao Tungray Biology Technology Co., Ltd.
Lease income - related party	17,224	19,762	19,126
Rental Expense
Rental Expenses Related Parties	127,661	131,218	138,887
Rental Expense | Qingdao Tungray Technology Development Co., Ltd.
Rental Expenses Related Parties	56,129	59,963	66,476
Rental Expense | Jingan Tang
Rental Expenses Related Parties	$ 71,532	$ 71,255	$ 72,411